INTEREST IN GIBRALTAR JOINT VENTURE - Disclosure of joint venture financial information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Cash and equivalents	$ 85,110	$ 53,198	$ 45,665
Total current assets	157,198	113,852
Total current liabilities	78,484	67,293
Long-term debt	345,787	357,025
Provision for environmental rehabilitation	78,983	66,373
Revenues	343,267	329,163
Production costs	(224,241)	(258,550)
Depletion and amortization	(95,301)	(109,756)
Other operating expense	297	(266)
Interest expense	(37,288)	(34,593)
Foreign exchange gain (loss)	4,092	14,779
Net loss	(23,524)	(53,382)
Other comprehensive income	847	(7,237)
Comprehensive income (loss) for joint arrangement	(22,677)	(60,619)
Gibraltar Joint Venture [Member]
Disclosure of joint ventures [line items]
Cash and equivalents	46,440	54,454
Other current assets	88,814	77,651
Total current assets	135,254	132,105
Non-current assets	927,211	948,873
Accounts payable and accrued liabilities	53,662	46,845
Other current financial liabilities	23,703	22,698
Total current liabilities	77,365	69,543
Long-term debt	40,178	52,177
Provision for environmental rehabilitation	97,432	80,460
Non-current liabilities	137,610	132,637
Revenues	458,305	438,204
Production costs	(298,988)	(344,913)
Depletion and amortization	(139,643)	(159,044)
Other operating expense	(4,529)	(3,834)
Interest expense	(5,689)	(6,031)
Interest income	82	1,157
Foreign exchange gain (loss)	348	(1,976)
Net loss	9,886	(76,437)
Other comprehensive income	0	954
Comprehensive income (loss) for joint arrangement	$ 9,886	$ (75,483)